Subsequent Events (Details) - MXN ($)			12 Months Ended
	Apr. 04, 2025	Mar. 07, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Oct. 28, 2024	Jul. 19, 2024	May 13, 2024	Mar. 06, 2024	Nov. 09, 2023	Aug. 09, 2023	May 15, 2023	Mar. 08, 2023	Oct. 28, 2022	Aug. 19, 2022	Apr. 29, 2022	Feb. 11, 2022
Subsequent Events [Line Items]
Transaction value (in Pesos)			$ 40,000,000
Public deed amount (in Pesos)			340.00
Retained earnings (in Pesos)			892,398,000	$ 1,178,724,000	[1]	$ 779,941,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 200,000,000	$ 200,000,000	$ 150,000,000	$ 100,000,000	$ 50,000,000	$ 200,000,000	$ 350,000,000	$ 350,000,000
Amount paid (in Pesos)			$ 998,054,000	$ 648,735,000		$ 949,610,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Retained earnings (in Pesos)		$ 250.000
Amount paid (in Pesos)		$ 131.295
Dividend per share (in Pesos per share)		$ 6.7
Percentage of goods imported tariff	10.00%
Percentage of trading partners	10.00%
Subsequent Events [Member] | Top [Member]
Subsequent Events [Line Items]
Percentage of goods imported tariff	50.00%
Subsequent Events [Member] | China [Member]
Subsequent Events [Line Items]
Percentage of goods imported tariff	145.00%
Subsequent Events [Member] | China [Member] | Bottom [Member]
Subsequent Events [Line Items]
Percentage of goods imported tariff	10.00%

[1]	Details of the restatement are shown in note 2b.